OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Other assets

	R$ thousand
	On December 31, 2021	On December 31, 2020
Financial assets (4) (5)	64,411,451	52,416,117
Foreign exchange transactions (1)	37,099,430	25,754,975
Debtors for guarantee deposits (2)	19,819,051	18,489,500
Securities trading	4,795,860	6,111,610
Trade and credit receivables	1,403,653	759,677
Receivables	1,293,457	1,300,355
Other assets	7,994,655	8,475,829
Deferred acquisition cost (insurance) - (Note 34 e)	1,115,127	1,020,567
Other debtors	3,104,184	3,475,850
Prepaid expenses	1,045,313	1,019,578
Interbank and interdepartmental accounts	348,092	444,023
Other (3)	2,381,939	2,515,811
Total	72,406,106	60,891,946
(1)	Mainly refers to purchases in foreign currency made by the institution on behalf of customers and rights in the institution’s domestic currency, resulting from exchange sale operations;
(2)	It refers to deposits resulting from legal or contractual requirements, including guarantees provided in cash, such as those made for the filing of appeals in departments or courts and those made to guarantee services of any nature;
(3)	It includes basically trade and credit receivables, material supplies, other advances and payments to be reimbursed;
(4)	Financial assets are recorded at amortized cost; and
(5)	In 2021, there were no losses for impairment of other financial assets.